UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549 FORM 13F
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/06
Check here if Amendment [ ];
 Amendment Number: ___________
This Amendment (check only one): [ ] is a restatement.
       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name: 	Fund Evaluation Group, LLC
Address: 205 W. 4th Street, Suite 810 Cincinnati, Ohio  45202

Form 13F File Number:	_________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Scott Harsh
Title:	President and CEO
Phone: 	(513) 977- 2420
Signature, Place and Date of Signing:
_____________________________	  Cincinnati, Ohio 			March, 17, 2006
	(Signature)			    (City, State)			                    (Date)
Report Type (Check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report
List of other managers reporting for this
manager: (If there are no entries in this
list, omit this section)
Form 13F File Number			Name
_________________________		__________________________________________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:	0

Form 13F Information Table Entry Total: 	7

Form 13F Information Table Value Total: 	297,757
				            (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

(If there are no entries in this list,
state none and omit the column headings
and list entries)


No		Form 13F File Number			Name
_____		_________________________		__________________________________________

(repeat as necessary)

FORM 13F INFORMATION TABLE




VALUE
(X$1000)
SHARES
PRN AMT
SH/ PUT/
PRN CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP





SOLE
SHARED
NONE
ISHARES TR
RUSSEL1000VAL
464287598
17,148
209,748
SH
SOLE

Yes


ISHARES TR
RUSSELL2000
464287655
22,350
289,281
SH
SOLE

Yes


ISHARES TR
S&P100IDX FD
464287101
68,219
1,032,376
SH
SOLE

Yes


ISHARES TR
S&P MIDCAP400
464287507
16,706
210,271
SH
SOLE

Yes


ISHARES TR
S&P500INDEX
464287200
111,804
794,256
SH
SOLE

Yes


ISHARES TR
US TIPS BD FD
464287176
26,899
269,859
SH
SOLE

Yes


ISHARES TR
MSCI EAFE IDX
464287465
34,631
479,851
SH
SOLE

Yes